STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS AND WARRANTS

5. STOCK OPTIONS AND WARRANTS

Stock Options

The 2022 Incentive Plan authorizes a variety of incentive equity awards consisting of incentive stock options, non-qualified stock options, restricted stock, restricted stock units, and reserves for issuance up to 500,000,000 shares of the Company’s common stock.

Transactions involving our options are summarized as follows:

			Weighted
			Average
		Weighted	Grant-Date
	Number of	Average	Per Share
	Options	Exercise Price	Fair Value
Options outstanding at December 31, 2025	565,000,000	$0.019	$0.005
Granted	2,500,000	$0.018	$0.018
Canceled/Expired	-	$-	$-
Exercised	-	$-	$-
Options outstanding at June 30, 2026	567,500,000	$0.019	$0.005

Details of our options outstanding as of June 30, 2026, are as follows:

Options Exercisable	Weighted Average Exercise Price of Options Exercisable	Weighted Average Contractual Life of Options Exercisable (Years)	Weighted Average Contractual Life of Options Outstanding (Years)
507,430,540	0.019	2.35	3.07

On April 1, 2026, the Company granted 2,500,000 non-qualified stock options to a consultant. The options have an exercise price of $0.018, expire on the tenth anniversary of the grant date, and vest 69,444 options per month over a 35-month period from the grant date and the remaining 69,460 options vest at the end of the 36-month.

Total stock compensation expense related to the options for the six months ended June 30, 2026, and 2025, was $331,333 and $116,527, respectively. As of June 30, 2026, there was $713,294 of unrecognized compensation cost related to the Options, which is expected to be recognized over a remaining weighted-average vesting period of approximately 0.53 years.

The Company uses the Black Scholes model to value option grants. The Black Scholes model requires the use of these assumptions to determine the fair value of the stock-based awards. The Company uses management’s best estimates, which include the awards expected term, the fair value of the common stock, the expected volatility of the price of the common stock, the risk-free interest rate, and the expected dividend yield of the common stock. The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. The Company has based its expected term on the simplified method available under U.S. GAAP.

Warrants

Transactions involving our warrants are summarized as follows:

			Weighted
			Average
		Weighted	Grant-Date
	Number of	Average	Per Share
	Warrants	Exercise Price	Fair Value
Warrants outstanding at December 31, 2025	228,958,334	$0.048	$0.079
Granted	-	$-	$-
Canceled/Expired	(223,958,334)	$0.049	$0.080
Exercised	-	$-	$-
Warrants outstanding at June 30, 2026	5,000,000	$0.026	$0.022

Details of our warrants outstanding as of June 30, 2026, are as follows:

Warrants Exercisable	Weighted Average Contractual Life of Warrants Outstanding and Exercisable (Years)
5,000,000	0.71

4. STOCK OPTIONS AND WARRANTS

Stock Options

As of December 31, 2025 and 2024, the Company granted stock options in the amount of 2,500,000, and 2,500,000, respectively. (See Note 2).

	12/31/2025		12/31/2024
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	562,500,000	$0.0172	560,000,000	$0.0210
Granted	2,500,000	$0.0395	2,500,000	$0.0036
Expired/Cancelled	-	-	-	-
Outstanding as of the end of the periods	565,000,000	$0.0191	562,500,000	$0.0172
Exercisable as of the end of the periods	466,626,419	$0.0206	431,051,538	$0.0204

NEWHYDROGEN, INC.

NOTES TO FINANCIAL STATEMENTS - AUDITED

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

4.	STOCK OPTIONS AND WARRANTS (Continued)

The weighted average remaining contractual life of options outstanding as of December 31, 2025 and 2024 was as follows:

12/31/2025				12/31/2024
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0137	50,000,000	32,181,971	4.22	$0.0137	50,000,000	12,500,000	5.22
$0.0036	2,500,000	833,328	8.92	$0.0036	2,500,000	-	9.92
$0.0395	2,500,000	138,888	9.34
$0.0126	5,000,000	3,472,232	7.42	$0.0126	5,000,000	972,222	8.42
$0.0121	100,000,000	25,000,000	4.46	$0.0121	100,000,000	-	5.46
$0.0223	5,000,000	5,000,000	6.21	$0.0223	5,000,000	2,916,667	7.21
$0.0210	400,000,000	400,000,000	3.28	$0.0210	400,000,000	400,000,000	4.28
	565,000,000	466,626,419			562,500,000	416,388,889

The Company adopted ASC 718 to account for stock-based awards measured at fair value, using the Black Scholes Model. The fair value compensation expense is based on the grant date of the stock options and warrants. which is the date the Company and employee reach a mutual agreement on the terms of the award. The cost is then recognized as an expense over the requisite service period and the recipient performs the required services.

The reliability of the grant-date fair value relies heavily on the quality and reasonableness of certain input assumptions. A significant input is the expected volatility of the Company’s stock over the option’s expected term. The expected term represents the period the Company anticipates the employee will hold the option before exercising it. The Black Scholes model requires the use of these assumptions to determine the fair value of the stock-based awards. The Company uses management’s best estimates, which include the awards expected term, the fair value of the common stock, the expected volatility of the price of the common stock, the risk-free interest rate,and the expected dividend yield of the common stock. The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. The Company has based its expected term on the simplified method available under U.S. GAAP.

The stock options terminate between seven (7) and ten (10) years from the date of grant or upon termination of employment. As of December 31, 2025, the aggregate total of 565,000,000 stock options were outstanding.

The stock-based compensation expense recognized in the statement of operations during the years ended December 31, 2025 and 2024, were $848,710 and $229,220, respectively.

As of December 31, 2025, there was no intrinsic value with regards to the outstanding options.

Warrants

As of December 31, 2025 and 2024, the Company issued no common stock purchase warrants during the years ended December 31, 2025 and 2024.

As of December 31, 2025 and 2024, the outstanding warrants were as follows:

	12/31/2025		12/31/2024
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	228,958,334	$0.0483	228,958,334	$0.0483
Granted	-	-	-	-
Purchased	-	-	-	-
Outstanding as of the end of the periods	228,958,334	$0.0483	228,958,334	$0.0483
Exercisable as of the end of the periods	228,958,334		228,958,334

NEWHYDROGEN, INC.

NOTES TO FINANCIAL STATEMENTS - AUDITED

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

4.	STOCK OPTIONS AND WARRANTS (Continued)

The weighted average remaining contractual life of the warrants outstanding as of December 31, 2025, was as follows:

12/31/2025
Exercisable Price	Stock Warrants Outstanding	Stock Warrants Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0255	5,000,000	5,000,000	1.21
$0.04	125,000,000	125,000,000	0.27
$0.05	9,375,000	9,375,000	0.26
$0.06	83,333,334	83,333,334	0.58
$0.075	6,250,000	6,250,000	0.58
	228,958,334	228,958,334

There was no warrant compensation recognized as of December 31, 2025.